ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization Nature Of Business And Going Concern Tables
Schedule of Calculation of Fixed Assets
Estimated Useful Life
Furniture and fixtures	5-7 years
Office and computer equipment	3-5 years

Estimated Useful Life
Furniture and fixtures	5–7 years
Office and computer equipment	3-5 years

Schedule of Concentrations of Credit Risk
	Year Ended December 31,	Year Ended December 31,
	2016	2015

Number of 10% clients	2	2
Percentage of total revenue	52.49%	87.21%
Percentage of total AR	26.09%	46.97%